UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 97.4% of Net Assets

	ABS Car Loan – 1.7%
$1,140,000	AESOP Funding II LLC, Series 2010-2A, Class A, 3.630%, 8/20/2014, 144A	$1,177,298
498,183	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	514,626
3,865,000	Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 9/16/2013, 144A	3,868,592
790,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	826,637

		6,387,153

	ABS Credit Card – 0.9%
1,700,000	GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, 2.210%, 6/15/2016	1,728,588
1,580,000	World Financial Network Credit Card Master Trust, Series 2009-D, Class A, 4.660%, 5/15/2017	1,676,008

		3,404,596

	ABS Home Equity – 0.2%
725,845	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	685,291

	Aerospace & Defense – 0.7%
1,140,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,222,650
1,415,000	Oshkosh Corp., 8.250%, 3/01/2017	1,538,813

		2,761,463

	Airlines – 0.2%
890,000	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	890,000

	Automotive – 1.6%
510,000	Ford Motor Credit Co. LLC, 5.625%, 9/15/2015	528,095
285,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	299,532
880,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	943,448
1,830,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	1,966,540
975,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	1,089,523
1,155,000	Lear Corp., 7.875%, 3/15/2018	1,235,850

		6,062,988

	Banking – 5.3%
760,000	Bank of America Corp., 5.625%, 7/01/2020	774,814
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,556,152

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$605,000	Citigroup, Inc., 6.125%, 5/15/2018	$662,794
2,135,000	Citigroup, Inc., 6.500%, 8/19/2013	2,344,356
795,000	Citigroup, Inc., 8.125%, 7/15/2039	1,011,349
625,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	653,986
1,815,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	1,855,649
1,090,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	1,217,253
2,530,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	2,768,726
960,000	Morgan Stanley, 4.750%, 4/01/2014	983,066
615,000	Morgan Stanley, 5.375%, 10/15/2015	645,977
100,000	Morgan Stanley, 6.750%, 4/15/2011	101,668
1,900,000	Royal Bank of Scotland PLC (The), 4.875%, 3/16/2015	1,943,555
3,955,000	Societe Generale, 2.500%, 1/15/2014, 144A	3,950,974

		20,470,319

	Building Materials – 0.9%
975,000	Holcim Capital Corp. Ltd., 6.875%, 9/29/2039, 144A	977,782
1,915,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,973,045
795,000	USG Corp., 6.300%, 11/15/2016	695,625

		3,646,452

	Chemicals – 1.5%
890,000	CF Industries, Inc., 6.875%, 5/01/2018	952,300
585,000	CF Industries, Inc., 7.125%, 5/01/2020	640,575
1,305,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	1,574,109
976,000	LBI Escrow Corp., 8.000%, 11/01/2017, 144A	1,079,700
1,330,000	RPM International, Inc., 6.125%, 10/15/2019	1,377,751

		5,624,435

	Commercial Mortgage-Backed Securities – 8.4%
83,371	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047	83,328
850,000	Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045	852,422
1,305,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	1,353,050
2,680,000	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	2,803,065

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$2,970,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	$3,049,571
672,036	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A2, 5.270%, 12/11/2040	672,824
1,200,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.665%, 6/11/2040(b)	1,265,735
690,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.698%, 12/10/2049(b)	737,592
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.099%, 12/10/2049(b)	1,074,900
319,415	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	319,118
2,310,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	2,371,704
1,392,680	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,403,332
425,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.883%, 7/10/2038(b)	463,674
2,839,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	3,049,475
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	1,209,232
1,375,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.875%, 4/15/2045(b)	1,503,712
2,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,777,014
1,710,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	1,738,751
540,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	550,573
1,080,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	1,119,306
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.650%, 6/11/2042(b)	331,217
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	1,294,857
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,196,946

		32,221,398

	Construction Machinery – 0.3%
1,010,000	Case New Holland, Inc., 7.750%, 9/01/2013	1,085,750

	Consumer Cyclical Services – 0.8%
1,800,000	Expedia, Inc., 5.950%, 8/15/2020	1,809,000
1,150,000	Service Corp. International, 7.000%, 5/15/2019	1,150,000

		2,959,000

	Consumer Products – 0.2%
675,000	Snap-On, Inc., 4.250%, 1/15/2018	677,668

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Diversified Manufacturing – 0.3%
$1,200,000	Crane Co., 6.550%, 11/15/2036(c)	$1,230,164

	Electric – 2.3%
290,000	AES Corp. (The), 7.750%, 10/15/2015	309,575
570,000	AES Corp. (The), 8.000%, 10/15/2017	602,775
1,765,000	AES Corp. (The), 8.000%, 6/01/2020	1,870,900
930,000	CMS Energy Corp., 5.050%, 2/15/2018	919,569
110,000	CMS Energy Corp., 8.750%, 6/15/2019	129,383
915,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	972,987
950,000	IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A	1,014,125
570,000	Nisource Finance Corp., 6.250%, 12/15/2040	579,450
1,120,000	TransAlta Corp., 4.750%, 1/15/2015	1,184,629
1,100,000	TransAlta Corp., 6.500%, 3/15/2040	1,122,991

		8,706,384

	Food & Beverage – 1.1%
760,000	Anheuser-Busch Cos., Inc., 4.500%, 4/01/2018	781,709
1,660,000	Corn Products International, Inc., 4.625%, 11/01/2020	1,637,220
1,410,000	Smithfield Foods, Inc., 10.000%, 7/15/2014, 144A	1,625,025
255,000	TreeHouse Foods, Inc., 7.750%, 3/01/2018	276,356

		4,320,310

	Government Owned - No Guarantee – 1.9%
2,345,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	2,297,872
2,535,000	Petrobras International Finance Co., 6.875%, 1/20/2040	2,662,772
1,375,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	1,642,806
545,000	Taqa Abu Dhabi National Energy, 6.250%, 9/16/2019, 144A	564,784

		7,168,234

	Healthcare – 0.7%
575,000	HCA, Inc., 7.500%, 12/15/2023	527,563
935,000	HCA, Inc., 9.125%, 11/15/2014	980,581
670,000	Medco Health Solutions, 7.250%, 8/15/2013	761,025

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$590,000	Omnicare, Inc., 7.750%, 6/01/2020	$607,700

		2,876,869

	Hybrid ARMs – 0.3%
613,579	FHLMC, 5.983%, 11/01/2036(b)	655,026
342,252	FNMA, 5.983%, 2/01/2037(b)	364,354

		1,019,380

	Independent Energy – 1.2%
2,520,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,745,053
1,000,000	Range Resources Corp., 6.750%, 8/01/2020	1,031,250
280,000	Williams Cos., Inc. (The), 7.750%, 6/15/2031	315,802
485,000	Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031	544,680

		4,636,785

	Industrial Other – 1.0%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,387,200
1,580,000	Hutchison Whampoa International Ltd., 5.750%, 9/11/2019, 144A	1,692,047
800,000	Timken Co. (The), 6.000%, 9/15/2014	880,625
		3,959,872

	Integrated Energy – 1.1%
300,000	BP AMI Leasing, Inc., 5.523%, 5/08/2019, 144A	317,477
3,880,000	BP Capital Markets PLC, 4.500%, 10/01/2020	3,870,645

		4,188,122

	Life Insurance – 0.7%
2,425,000	American International Group, Inc., 6.400%, 12/15/2020	2,544,332

	Lodging – 0.3%
500,000	Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	538,750
510,000	Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	629,850

		1,168,600

	Media Cable – 1.1%
900,000	Cablevision Systems Corp., 7.750%, 4/15/2018	942,750
610,000	Cablevision Systems Corp., 8.000%, 4/15/2020	652,700
410,000	Cox Communications, Inc., 5.450%, 12/15/2014	451,359

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Media Cable – continued
$755,000	Cox Communications, Inc., 6.750%, 3/15/2011	$764,083
1,050,000	Time Warner Cable, Inc., 8.250%, 4/01/2019	1,304,281
		4,115,173

	Media Non-Cable – 0.6%
1,375,000	Inmarsat Finance PLC, 7.375%, 12/01/2017, 144A	1,443,750
310,000	Lamar Media Corp., 7.875%, 4/15/2018	329,375
600,000	Myriad International Holding BV, 6.375%, 7/28/2017, 144A	628,440
		2,401,565

	Metals & Mining – 1.0%
765,000	AK Steel Corp., 7.625%, 5/15/2020	766,913
955,000	Alcoa, Inc., 6.150%, 8/15/2020	980,690
765,000	ArcelorMittal, 9.850%, 6/01/2019	966,822
400,000	United States Steel Corp., 6.650%, 6/01/2037	336,000
640,000	United States Steel Corp., 7.375%, 4/01/2020	656,000

		3,706,425

	Mortgage Related – 19.7%
519,147	FHLMC, 4.000%, 7/01/2019	538,453
1,197,376	FHLMC, 4.500%, 12/01/2034	1,235,241
5,319,195	FHLMC, 5.000%, with various maturities from 2018 to 2040(d)	5,586,146
15,444,961	FHLMC, 5.500%, with various maturities from 2018 to 2040(d)	16,485,421
100,903	FHLMC, 6.000%, 6/01/2035	110,892
430,053	FNMA, 4.000%, 6/01/2019	448,398
10,086,028	FNMA, 4.500%, with various maturities from 2019 to 2040(d)	10,428,564
21,961,801	FNMA, 5.500%, with various maturities from 2018 to 2039(d)	23,547,614
4,072,907	FNMA, 6.000%, with various maturities from 2016 to 2039(d)	4,463,020
244,856	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	274,509
138,120	FNMA, 7.000%, with various maturities in 2030(d)	157,264
141,288	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	162,091
3,482,579	GNMA, 5.000%, with various maturities from 2035 to 2038(d)	3,717,893
6,086,851	GNMA, 5.500%, with various maturities from 2034 to 2039(d)	6,585,567

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$1,306,902	GNMA, 6.000%, with various maturities from 2029 to 2037(d)	$1,439,881
314,508	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	357,071
196,809	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	225,150
85,717	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	98,909
42,841	GNMA, 8.000%, 11/15/2029	50,693
82,999	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	96,783
14,110	GNMA, 9.000%, with various maturities in 2016(d)	15,673
26,939	GNMA, 11.500%, with various maturities from 2013 to 2015(d)	27,212

		76,052,445

	Non-Captive Consumer – 0.8%
735,000	HSBC Finance Corp., 7.000%, 5/15/2012	788,615
325,000	SLM Corp., MTN, 5.050%, 11/14/2014	310,597
350,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	350,905
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	28,901
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	101,996
55,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	56,098
35,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	35,173
420,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	329,553
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,179,676

		3,181,514

	Non-Captive Diversified – 2.7%
1,211,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,304,852
1,555,000	Ally Financial, Inc., 8.300%, 2/12/2015	1,710,500
1,680,000	GATX Corp., 4.750%, 5/15/2015	1,758,599
3,580,000	General Electric Capital Corp., Series A, GMTN, 6.150%, 8/07/2037	3,773,646
205,000	International Lease Finance Corp., 6.375%, 3/25/2013	210,125
385,000	International Lease Finance Corp., 8.250%, 12/15/2020	396,550
120,000	International Lease Finance Corp., Series R, MTN, 5.300%, 5/01/2012	121,350
40,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	40,450

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Captive Diversified – continued
$200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	$201,000
830,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	823,775

		10,340,847

	Oil Field Services – 2.9%
2,270,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	2,411,875
1,875,000	Parker Drilling Co., 9.125%, 4/01/2018	1,959,375
1,505,000	Precision Drilling Corp., 6.625%, 11/15/2020, 144A	1,531,337
1,420,000	Rowan Cos., Inc., 5.000%, 9/01/2017	1,432,363
3,845,000	Transocean, Inc., 4.950%, 11/15/2015	3,973,661

		11,308,611

	Paper – 1.2%
1,215,000	Celulosa Arauco y Constitucion SA, 5.000%, 1/21/2021, 144A	1,193,999
565,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	610,200
1,470,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	1,659,262
735,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	839,738
365,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	448,950

		4,752,149

	Pharmaceuticals – 1.1%
825,000	Mylan, Inc., 7.875%, 7/15/2020, 144A	888,938
600,000	Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	597,000
2,810,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	2,788,925

		4,274,863

	Pipelines – 1.5%
285,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	300,452
500,000	Energy Transfer Partners LP, 7.500%, 7/01/2038	581,570
2,775,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	2,726,437
1,255,000	ONEOK Partners LP, 8.625%, 3/01/2019	1,565,774
725,000	Southern Natural Gas Co., 7.350%, 2/15/2031	772,327

		5,946,560

	Property & Casualty Insurance – 0.3%
475,000	Willis North America, Inc., 6.200%, 3/28/2017	488,088

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – continued
$555,000	Willis North America, Inc., 7.000%, 9/29/2019	$578,458

		1,066,546

	Refining – 0.5%
1,895,000	Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.875%, 4/01/2017, 144A	2,037,125

	Technology – 5.3%
965,000	Amkor Technology, Inc., 7.375%, 5/01/2018	1,003,600
1,895,000	Amphenol Corp., 4.750%, 11/15/2014	2,024,463
1,405,000	Brocade Communications Systems, Inc., 6.625%, 1/15/2018	1,478,762
495,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	527,175
1,420,000	Corning, Inc., 7.250%, 8/15/2036	1,620,490
1,425,000	Equifax, Inc., 7.000%, 7/01/2037	1,551,714
2,050,000	Fidelity National Information Services, Inc., 7.625%, 7/15/2017, 144A	2,157,625
445,000	Fidelity National Information Services, Inc., 7.875%, 7/15/2020, 144A	470,587
2,615,000	Fiserv, Inc., 3.125%, 10/01/2015	2,589,326
1,180,000	Fiserv, Inc., 6.125%, 11/20/2012	1,276,143
860,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	844,950
890,000	Jabil Circuit, Inc., 7.750%, 7/15/2016	999,025
85,000	Motorola, Inc., 6.500%, 9/01/2025	87,415
535,000	Motorola, Inc., 6.500%, 11/15/2028	526,572
410,000	Motorola, Inc., 6.625%, 11/15/2037	406,097
340,000	Motorola, Inc., 7.500%, 5/15/2025	369,696
1,775,000	National Semiconductor Corp., 3.950%, 4/15/2015	1,807,798
290,000	STATS ChipPAC Ltd., 7.500%, 8/12/2015, 144A	312,475
279,000	Xerox Corp., 5.500%, 5/15/2012	294,683

		20,348,596

	Textile – 0.9%
2,045,000	Hanesbrands, Inc., 6.375%, 12/15/2020, 144A	1,942,750
1,515,000	Hanesbrands, Inc., 8.000%, 12/15/2016	1,624,838

		3,567,588

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Tobacco – 0.8%
$2,835,000	Reynolds American, Inc., 7.250%, 6/15/2037	$2,947,643

	Transportation Services – 0.6%
2,470,000	Erac USA Finance Co., 5.250%, 10/01/2020, 144A	2,511,632

	Treasuries – 15.0%
3,875,000	U.S. Treasury Bond, 3.875%, 8/15/2040	3,569,239
13,895,000	U.S. Treasury Bond, 4.375%, 5/15/2040	13,962,252
6,295,000	U.S. Treasury Note, 3.250%, 7/31/2016	6,625,979
30,605,000	U.S. Treasury Note, 3.625%, 8/15/2019	31,972,676
1,355,000	U.S. Treasury Note, 4.625%, 2/15/2017	1,525,539

		57,655,685

	Wireless – 3.2%
1,070,000	American Tower Corp., 4.625%, 4/01/2015	1,117,816
2,615,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 5/01/2017, 144A	2,856,887
200,000	Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	221,000
15,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	14,738
10,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	10,013
1,385,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	1,539,804
3,945,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,451,875
1,624,000	Telemar Norte Leste SA, 5.500%, 10/23/2020, 144A	1,563,100
100,000	True Move Co. Ltd., 10.375%, 8/01/2014, 144A	106,500
1,520,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	1,634,000

		12,515,733

	Wirelines – 4.6%
2,795,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	2,655,250
4,653,000	Embarq Corp., 7.995%, 6/01/2036	5,080,513
2,055,000	Equinix, Inc., 8.125%, 3/01/2018	2,147,475
1,325,000	Frontier Communications Corp., 7.875%, 4/15/2015	1,447,562
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,512,000
450,000	Frontier Communications Corp., 8.250%, 4/15/2017	493,875

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$415,000	Frontier Communications Corp., 9.000%, 8/15/2031	$426,413
775,000	Qwest Corp., 8.875%, 3/15/2012	837,969
590,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	489,594
2,435,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	2,286,616
515,000	Windstream Corp., 8.125%, 9/01/2018	540,750

		17,918,017

	Total Bonds and Notes (Identified Cost $360,200,420)	375,344,282

Bank Loans – 0.7%

	Non-Captive Consumer – 0.7%
2,700,000	AGFS Funding Company, Term Loan B, 7.250%, 4/21/2015(e) (Identified Cost $2,665,018)	2,738,178

Shares	Description	Value (†)

Preferred Stocks – 0.1%

	Banking – 0.1%
532	Ally Financial, Inc., Series G, 7.000%, 144A (Identified Cost $125,944)	502,790

Principal Amount	Description	Value (†)

Short-Term Investments – 0.9%
$3,568,861	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $3,568,861 on 1/03/2011 collateralized by $3,265,000 Federal Home Loan Mortgage Corp., 4.500% due 01/15/2014 valued at $3,644,556 including accrued interest(f) (Identified Cost $3,568,861)	3,568,861

	Total Investments – 99.1% (Identified Cost $366,560,243)(a)	382,154,111
	Other assets less liabilities – 0.9%	3,387,325

	Net Assets – 100.0%	$385,541,436

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $366,895,894 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,106,838
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,848,621)

Net unrealized appreciation	$15,258,217

At September 30, 2010, the Fund had a capital loss carryforward of $181,728 which expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	Illiquid security. At December 31, 2010, the value of this security amounted to $1,230,164 or 0.3% of net assets.
(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2010.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $60,041,717 or 15.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$375,344,282	$—	$375,344,282
Bank Loans	—	2,738,178	—	2,738,178
Preferred Stocks	—	502,790	—	502,790
Short-Term Investments	—	3,568,861	—	3,568,861

Total	$—	$382,154,111	$—	$382,154,111

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2010 (Unaudited)

Mortgage Related	19.7%
Treasuries	15.0
Commercial Mortgage-Backed Securities	8.4
Banking	5.4
Technology	5.3
Wirelines	4.6
Wireless	3.2
Oil Field Services	2.9
Non-Captive Diversified	2.7
Electric	2.3
Other Investments, less than 2% each	28.7
Short-Term Investments	0.9

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2011

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 23, 2011